Note 7 - Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Leases [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
Installation	Location	kW	Date	Term	Rent
Powerhouse One	Fayetteville, TN	3,000	Aug 2011	20 yr. + 2 5-yr renewals	4% of revenue
SunGen StepGuys	Alfred, ME	110	Sep 2009	25 yr. + 2 25-yr renewals	None

Installation	Location	kWh	Date	Term	Rent
Powerhouse One	Fayetteville, TN	3,000	Aug 2011	20 yr. + 2 5-yr renewals	4% of revenue
SunGen Step Guys	Alfred, ME	110	Sep 2009	25 yr. + 2 25-yr renewals	None
SunGen Mill 77	Amesbury, MA	63	June 2010	25 yr. + 2 25-yr renewals	None